ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Subsidiaries) (Details)		12 Months Ended
		Dec. 31, 2015	Sep. 09, 2015
Ascendium Group Limited ("Ascendium") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition		Sep. 10, 2007
Place of establishment		British Virgin Islands (“BVI”)
Percentage of ownership by the Company		100.00%
Our Medical Services Limited ("OMS") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition		Aug. 22, 1996
Place of establishment		BVI
Percentage of ownership by the Company		100.00%
Medstar Oversea Ltd. ("Medstar Overseas") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition		Sep. 22, 2011
Place of establishment		BVI
Percentage of ownership by the Company		100.00%
US Proton Therapy Holdings Limited ("Proton BVI") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition		May 16, 2011
Place of establishment		BVI
Percentage of ownership by the Company		100.00%
US Proton Therapy Holdings Limited ("US Proton") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition		Jun. 29, 2011
Place of establishment		United States of America
Percentage of ownership by the Company		100.00%
Concord Medical Services (International) Pte. Ltd. ("China Medstar") (formerly known as China Medstar Pte. Limited) [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition		Aug. 08, 2003
Place of establishment		Singapore
Percentage of ownership by the Company		100.00%
Cyber Medical Networks Limited ("Cyber") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition		May 26, 2006
Place of establishment		Hong Kong
Percentage of ownership by the Company		100.00%
China Medical Services (Holdings) Limited ("CMS Holdings") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition		Jul. 18, 2008
Place of establishment		Hong Kong
Percentage of ownership by the Company		100.00%
King Cheers Holdings Limited ("King Cheers") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition		May 18, 2001
Place of establishment		Hong Kong
Percentage of ownership by the Company		100.00%
Shenzhen Aohua Medical Technology and Services Co., Ltd. ("AMT") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition		Feb. 21, 2008
Place of establishment		PRC
Percentage of ownership by the Company		100.00%
Medstar (Shanghai) Leasing Co., Ltd. ("MSC") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition		Mar. 21, 2003
Place of establishment		PRC
Percentage of ownership by the Company		100.00%
Beijing Meizhong Jiahe Hospital Management Co., Ltd. ("MHM") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	[1]	Jul. 23, 2008
Place of establishment	[1]	PRC
Percentage of ownership by the Company	[1]	100.00%
Beijing Yundu Internet Technology Co., Ltd. ("Yundu") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition		Jul. 26, 2007
Place of establishment		PRC
Percentage of ownership by the Company		100.00%
Tianjin Concord Medical Technology Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	[2]	Apr. 22, 2010
Place of establishment	[2]	PRC
Percentage of ownership by the Company	[2]	100.00%
Guangzhou Jinkangshenyou Investment Co., Ltd. ("JKSY") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition		Aug. 12, 2010
Place of establishment		PRC
Percentage of ownership by the Company		100.00%
Guangzhou Concord Medical Cancer Hospital Co., Ltd. ("GZ Proton") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition		Jun. 29, 2011
Place of establishment		PRC
Percentage of ownership by the Company		70.00%
CCM (Hong Kong) Medical Investments Limited ("CCM (HK)") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	[3]	Jun. 03, 2013
Place of establishment	[3]	Hong Kong
Percentage of ownership by the Company	[3]	85.71%
CMS Radiotherapy Holdings Limited ("CMS (USA)") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition		Aug. 13, 2013
Place of establishment		United States of America
Percentage of ownership by the Company		100.00%
Shenzhen Concord Medical Investment Limited ("SZ CMS") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition		Jan. 10, 2014
Place of establishment		PRC
Percentage of ownership by the Company		100.00%
Shanghai Concord Oncology Hospital Limited ("SHC") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	[3]	Mar. 17, 2014
Place of establishment	[3]	PRC
Percentage of ownership by the Company		90.00% [3]	70.00%
Global Medical Imaging (HongKong) Limited. ("GMI") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition		May 26, 2014
Place of establishment		Hong Kong
Percentage of ownership by the Company		100.00%
Allcure Medical Holdings Limited ("Allcure BVI") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition		Jul. 29, 2014
Place of establishment		BVI
Percentage of ownership by the Company		100.00%
Datong Meizhong Jiahe Cancer Center ("DTMZ") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition		Oct. 23, 2014
Place of establishment		PRC
Percentage of ownership by the Company		100.00%
Concord Healthcare Singapore Pte Ltd. ("CHS")
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition		Apr. 01, 2015
Place of establishment		Singapore
Percentage of ownership by the Company		100.00%
Wuxi Concord Medical Development Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition		Dec. 29, 2015
Place of establishment		PRC
Percentage of ownership by the Company		100.00%
Beijing Allcure Medical Technology Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition		Feb. 05, 2015
Place of establishment		PRC
Percentage of ownership by the Company		100.00%
Concord Hospital Management Group Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition		Jul. 07, 2015
Place of establishment		Hong Kong
Percentage of ownership by the Company		100.00%

[1]	On August 27, 2015, the Group changed the name of CMS Hospital Management Co., Ltd. (“CHM”) to Beijing Meizhong Jiahe Hospital Management Co., Ltd. (“MHM”), providing management service to the Group's existing network.
[2]	On December 23, 2015, the Group changed the name of Tianjin Kangmeng Radiology Equipment Management Co., Ltd. (“TKM”) to Tianjin Concord Medical Technology Limited.
[3]	On September 9, 2015, CCM (HK) issued (i) 61,302,441 shares to Gopher CCM limited (“Gopher”), an entity controlled by a director of the Company, for a consideration of US$US$7,859 and (ii) 366,685,949 shares to Ascendium for a consideration of US$47,011, among which US$40,728 has been injected in 2015. As a result, Gopher holds 14.29% equity interest of CCM (HK) and through which, Gopher indirectly holds 10% of SHC, which is 70% owned by CCM (HK) and Ascendium holds 85.71% equity interest of CCM (HK).